SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) Segment
Accounting Policies [Abstract]
Number of business segments | Segment	3
Significant Accounting Policies [Line Items]
Vacation ownership products, sales incentives, period	2 years
Performance obligation satisfied in previous period | $	$ (9)
Financing receivable term	10 years
Minimum
Significant Accounting Policies [Line Items]
Number Of Days For Payments To Commence Under Financing Contracts After Closing	30 days
Vacation package expiration period	6 months
Maximum
Significant Accounting Policies [Line Items]
Number Of Days For Payments To Commence Under Financing Contracts After Closing	60 days
Vacation package expiration period	24 months